Related Party Transactions - Additional Information (Details) - USD ($)	2 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Cost of revenue (see Note 8 for related party transactions)		$ 59,099,000	$ 32,009,000
Debt instrument face value	$ 9,900,000
Related party debt rate of interest percentage	1.86%
Related party transaction liable percentage	51.00%
Stock Repurchase Description		On February 23, 2021, the Company entered into an agreement with the executive officer, in which the Company’s Board of Directors authorized the repurchase of a sufficient number of vested shares of common stock from the executive officer, at an aggregate price sufficient to repay the Promissory Note (the “Stock Repurchase Agreement”). At the Closing Date on July 21, 2021, all outstanding principal and accrued interest under the Promissory Note was repaid and the note was retired.
Contract with customers liabilities current		$ 19,216,000	22,331,000
Common Class A [Member]
Related Party Transaction [Line Items]
Conversion of Shares	7,003,261
Costumer Contracts [Member]
Related Party Transaction [Line Items]
Deferred Costs			1,400,000
Contract with Customer, Liability		5,100	9,800
Cost of revenue (see Note 8 for related party transactions)		2,100,000	4,300,000
Contract with customers liabilities current			$ 4,600,000
Costumer Contracts [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Deferred Costs		100,000
Contract with customers liabilities current		$ 100,000